Intangible Assets - Schedule of Amortization Charged (Details) - Other Intangible Assets [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Amortization Charged [Line Items]
Cost of revenue (note 6)	$ 3,427,808	$ 2,323,251
General and administrative expenses (note 8)	7,642	35,383
Total	$ 3,435,450	$ 2,358,634